Other Non-current Assets - Summary of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Assets, Noncurrent [Abstract]
Rental deposits	¥ 2,910		¥ 5,674
Prepayment for purchase of property and equipment	1,632		7,886
Others	260		363
Other non-current assets	¥ 4,802	$ 696	¥ 13,923